Components of Income Before Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 67,221	$ 28,995	$ 92,724
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	12,157	(33,732)	37,298
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	11,371	13,317	12,276
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 43,693	$ 49,410	$ 43,150